N-2	Jun. 12, 2024 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001930147
Amendment Flag	true
Amendment Description	Amendment No. 7
Entity Inv Company Type	N-2
Securities Act File Number	333-272541
Investment Company Act File Number	811-23881
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	7
Post-Effective Amendment	false
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	7
Entity Registrant Name	SOUND POINT MERIDIAN CAPITAL, INC.
Entity Address, Address Line One	375 Park Avenue
Entity Address, Address Line Two	34th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10152
City Area Code	(212)
Local Phone Number	895-2293
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	false
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder Transaction Expenses (as a percentage of the offering price):
Sales load	0.00	%(1)
Offering expenses	0.08	%(2)
Dividend reinvestment plan expenses	0.00	(3)
Total stockholder transaction expenses	0.08%

Sales Load [Percent]	0.00%	[1]
Dividend Reinvestment and Cash Purchase Fees | $	$ 0.00	[2]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.08%
Other Transaction Expenses [Percent]	0.08%	[3]
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of net assets attributable to common stock):
Base management fee	1.92	%(4)
Incentive fee	3.64	%(5)
Interest payments on borrowed funds	2.80	%(6)
Other expenses	0.75	%(7)
Total annual expenses	9.11%

(1)	The Adviser or its affiliates will pay the full amount of the sales load of 6.00% of the gross proceeds raised in connection with this public offering (excluding shares sold to our board of directors, the Adviser, its affiliates, employees of the Adviser and its affiliates and certain other persons if agreed with the underwriters) and an additional fee for structuring the syndicate equal to (1) 0.75% of the gross proceeds, excluding proceeds from certain investors and their affiliates, plus (2) 0.50% of the gross proceeds raised from those certain investors and their affiliates, subject to a maximum fee of $250,000 on such gross proceeds. Assuming the issuance of 3,750,000 shares in connection with this offering, the sales load and the structuring fee may be up to an aggregate amount of $ . Because the sales load and the structuring fee are paid solely by the Adviser or its affiliates (and not by us), is the sales load and the structuring fee are not reflected in the table above and will not reduce the NAV per share of our common stock. See “Underwriting.”

(2)	Amount reflects offering expenses of $300,000. The Adviser has agreed that it or its affiliates will pay any remaining amounts. The Adviser or its affiliates will also pay all of our organizational expenses. The aggregate organizational expenses (excluding the sales load) are estimated to be approximately $580,000. In addition, the Adviser or its affiliates may be responsible for reimbursement of up to a maximum of $50,000 of the underwriters’ costs and expenses.

(3)	The expenses of administering the DRIP are included in “other expenses.” If a participant elects by written notice to the DRIP administrator prior to termination of his or her account to have the DRIP administrator sell part or all of the shares held by the DRIP administrator in the participant’s account and remit the proceeds to the participant, the DRIP administrator is authorized to deduct a $0.03 per share brokerage commission from the proceeds. See “Dividend Reinvestment Plan.”

(4)	We have agreed to pay the Adviser as compensation under the Investment Advisory Agreement a base management fee at an annual rate of 1.75% of our Total Equity Base which is calculated and payable quarterly in arrears. “Total Equity Base” means the net asset value attributable to the common stock (prior to the application of the base management fee or incentive fee) and the paid-in or stated capital of the preferred interests in us (howsoever called), if any.

The figure shown in the table above reflects our assumption that we incur leverage in an amount up to approximately 27.4% of our total assets (as determined immediately after the leverage is incurred). These base management fees are indirectly borne by holders of our common stock and are not borne by the holders of preferred stock, if any, or the holders of any other securities that we may issue. See “The Adviser and the Administrator — Investment Advisory Agreement — Base Management Fee and Incentive Fee.”

(5)	We have agreed to pay the Adviser as compensation under the Investment Advisory Agreement a quarterly incentive fee equal to 20% of our Pre-Incentive Fee Net Investment Income for the immediately preceding calendar quarter, subject to a quarterly preferred return, or hurdle, of 2.00% (8.00% annualized) and a catch-up feature. Pre-Incentive Fee Net Investment Income includes, in the case of investments with a deferred interest feature (such as original issue discount, payment-in-kind interest and zero coupon securities), accrued income that we have not yet received in cash. No incentive fee is payable to the Adviser on capital gains whether realized or unrealized. The incentive fee is paid to the Adviser as follows:

●	no incentive fee in any calendar quarter in which our Pre-Incentive Fee Net Investment Income does not exceed 2.00%;

●	100% of our Pre-Incentive Fee Net Investment Income with respect to that portion of such Pre-Incentive Fee Net Investment Income, if any, that exceeds the hurdle rate but is less than 2.50% in any calendar quarter (10.00% annualized). We refer to this portion of our Pre-Incentive Fee Net Investment Income (which exceeds the hurdle but is less than 2.50%) as the “catch-up.” The “catch-up” is meant to provide the Adviser with 20% of our Pre-Incentive Fee Net Investment Income as if a hurdle did not apply if this net investment income meets or exceeds 2.50% in any calendar quarter; and

●	20% of the amount of our Pre-Incentive Fee Net Investment Income, if any, that exceeds 2.50% in any calendar quarter (10.00% annualized) is payable to the Adviser (that is, once the hurdle is reached and the catch-up is achieved, 20% of all Pre-Incentive Fee Net Investment Income thereafter is paid to the Adviser).

●	For a more detailed discussion of the calculation of this fee, see “The Adviser and the Administrator — Investment Advisory Agreement — Base Management Fee and Incentive Fee.” We estimate annual incentive fees payable to the Adviser during our first year of operation to equal 3.64% based on the historical performance of our initial portfolio and our estimation of the use of the proceeds of this offering.

(6)	Assumes that we incur borrowings in an amount up to 27.4% of our total assets (as determined immediately after the borrowing is incurred) with an assumed interest rate of 8.70% per annum, based on current market rates.

(7)

Investors will bear indirectly the fees and expenses (including management fees and other operating expenses) of the CLO equity securities in which we invest.

CLO collateral manager fees are charged on the total assets of a CLO but are assumed to be paid from the residual cash flows after interest payments to the CLO debt tranches. Therefore, these CLO collateral manager fees (which generally range from 0.35% to 0.50% of a CLO’s total assets) are effectively much higher when allocated only to the CLO equity tranche.

Other operating expenses include an estimate of trustee fees and administrative CLO expenses. These amounts can vary but run in the annual range of 0.04% to 0.07% of a CLO’s total assets.

The indirect expenses described above that are associated with our CLO equity investments are not included in the fee table presentation, but if such expenses were included in the fee table presentation then our total annual expenses would have been 9.61% - 9.79% (assuming investment of all of the proceeds of this offering in CLO equity investments).

In addition, CLO collateral managers may earn fees based on a percentage of the CLO’s equity cash flows after the CLO equity has earned an internal rate of return above a specified “hurdle” rate. Future CLO fees and expenses indirectly borne by us may be substantially higher because of these fees, which may fluctuate over time.

Management Fees [Percent]	1.92%	[4]
Interest Expenses on Borrowings [Percent]	2.80%	[5]
Incentive Fees [Percent]	3.64%	[6]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.75%	[7]
Total Annual Expenses [Percent]	9.11%
Expense Example [Table Text Block]
	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$92	$263	$420	$760

Expense Example, Year 01 | $	$ 92
Expense Example, Years 1 to 3 | $	263
Expense Example, Years 1 to 5 | $	420
Expense Example, Years 1 to 10 | $	$ 760
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

SUMMARY OF OFFERING

Set forth below is additional information regarding offerings of our securities:

Common Stock Offered

3,750,000 shares of common stock. As part of this offering, up to    shares of common stock will be reserved for sale to the Adviser, its affiliates and employees of the Adviser and its affiliates in exchange for an aggregate cash contribution of approximately $  .

An additional 562,500 shares of common stock are issuable pursuant to an over-allotment option granted to the underwriters.

Pro Forma Common Stock to be Outstanding Immediately After this Offering	shares of common stock assuming the over-allotment option is not exercised. shares of common stock assuming the over-allotment option is exercised in full.

Proposed NYSE Symbol	“SPMC.”

Use of Proceeds	We intend to use the proceeds from the sale of our common stock pursuant to this prospectus to acquire investments in accordance with our investment objectives and strategies described in this prospectus and for general working capital purposes. We currently anticipate being able to deploy the proceeds from this offering within three to six months after the completion of the offering, depending on the availability of appropriate investment opportunities consistent with our investment objectives and market conditions. See “Use of Proceeds.”

Distributions

We intend to make regular monthly distributions of all or a portion of our “investment company taxable income” (which generally consists of ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any, and excluding any deduction for distributions paid to stockholders) to common stockholders. We also intend to make at least annual distributions of all or a portion of our “net capital gains” (which is the excess of net long-term capital gains over net short-term capital losses).

As one of the requirements for us to maintain our ability to be taxed as a RIC, we are generally required to pay distributions to holders of our common stock in an amount equal to substantially all of our taxable income.

We anticipate declaring a distribution of approximately $0.30 per share of common stock for the month of July (assuming that the first month will cover a period of six weeks), and $0.20 per share of common stock for the months of August and September (in each case, if continued, such amount to equal approximately 12% annualized of our initial public offering price per share) payable to holders of our common stock, including investors in this offering. If our distributions exceed our investment company taxable income in a tax year, such excess will represent a return of capital, which is in effect a partial return of the amount a stockholder invested in us. Stockholders who receive the payment of a distribution consisting of a return of capital may be under the impression that they are receiving net investment income or profit when they are not. Stockholders should not assume that the source of a distribution from us is net investment income or profit, and our distributions should not be used as a measure of performance or confused with yield or income. A return of capital will lower a shareholder’s tax basis in his or her shares, which could result in shareholders having to pay higher taxes in the future when shares are sold, even when shares are sold at a loss from the original investment. Additionally, in order to maintain a stable level of distributions, we may at times pay out less than all of our investment income or pay out accumulated undistributed income in addition to current net investment income. No assurance can be given that we will be able to declare such distributions in future periods, and our ability to declare and pay distributions will be subject to a number of factors, including our results of operations. See “Distribution Policy.”

Investment Advisory Agreement

The Adviser manages our investments, subject to the supervision of our board of directors, pursuant to the Investment Advisory Agreement. Under the Investment Advisory Agreement, absent willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, the Adviser and its related persons are entitled to indemnification from us for any damages, liabilities, costs, and expenses arising from the services rendered by the Adviser under the Investment Advisory Agreement or otherwise as our investment adviser. A discussion regarding the basis for our board of directors’ approval of the Investment Advisory Agreement will be available in our semi-annual report for the period ended September 30, 2024.

Unless earlier terminated as described below, the Investment Advisory Agreement will remain in effect if approved annually (after the initial two-year period) by our board of directors or by the affirmative vote of the holders of a majority of our outstanding voting securities, including, in either case, approval by a majority of our directors who are not “interested persons” of any party to such agreement, as such term is defined in Section 2(a)(19) of the 1940 Act. The Investment Advisory Agreement will automatically terminate in the event of its assignment. The Investment Advisory Agreement may also be terminated by us without penalty upon not less than 60 days’ written notice to the Adviser and by the Adviser upon not less than 90 days’ written notice to us. See “The Adviser and the Administrator — Investment Advisory Agreement.”

Base Management Fee and Incentive Fee

We pay the Adviser a fee for its services under the Investment Advisory Agreement consisting of two components – a base management fee and an incentive fee.

Base Management Fee. The management fee is calculated monthly and payable quarterly in arrears and equals an annual rate of 1.75% of our Total Equity Base.

Incentive Fee. The incentive fee is calculated and payable quarterly in arrears and equals 20% of our Pre-Incentive Fee Net Investment Income for the immediately preceding quarter, subject to a preferred return, or “hurdle,” of 2.00% of our NAV (8.00% annualized) and a “catch up” feature. No incentive fee is payable to the Adviser on capital gains, whether realized or unrealized. In addition, the amount of the incentive fee is not affected by any realized or unrealized losses that we may suffer.

See “The Adviser and the Administrator — Investment Advisory Agreement — Base Management Fee and Incentive Fee.”

Other Expenses	The Investment Team of the Adviser, when and to the extent engaged in providing investment advisory and management services to us, and the compensation and routine overhead expenses of such personnel allocable to such services, are provided and paid for by the Adviser. We bear all other costs and expenses of our operations and transactions. See “The Adviser and the Administrator — Investment Advisory Agreement — Payment of Expenses.”

Administration Agreement	We have entered into an Administration Agreement, pursuant to which the Administrator furnishes us with office facilities, equipment, clerical, bookkeeping and record-keeping services. Under the Administration Agreement, the Administrator provides us with accounting services, assists us in determining and publishing our NAV, prepares, and assists us with any audits by an independent public accounting firm of, our financial statements, oversees the preparation and filing of our tax returns and the printing and dissemination of reports to our stockholders, generally oversees the payment of our expenses and the performance of administrative and professional services rendered to us by others and provides such other administrative services rendered to us by others and provides such other administrative services as we may from time to time designate. We reimburse the Administrator, an affiliate of the Adviser, for the costs and expenses incurred by the Administrator in performing its obligations under the Administration Agreement, including, but not limited to, rent, the fees and expenses associated with performing compliance functions, and the portion of the compensation expenses of certain officers and their respective support staff allocable to us. See “The Adviser and the Administrator — The Administrator and the Administration Agreement.”

Market Price of Common Stock and Closed-End Fund Structure

Closed-end funds differ from open-end management investment companies, or “mutual funds,” in that closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the stockholder. By comparison, mutual funds issue securities that are redeemable and typically engage in a continuous offering of their shares.

Shares of common stock of closed-end funds that are listed on an exchange frequently trade at prices lower than their NAV. We cannot predict whether shares of our common stock will trade at, above or below NAV. Our NAV may be reduced immediately following this offering by the offering expenses paid by us. If our shares trade at a discount to our NAV, it will likely increase the risk of loss for purchasers in this offering. Investing in our common stock involves a high degree of risk. Before buying any securities, you should read the discussion of the material risks of investing in our common stock, including the risk of leverage, under “Risk Factors” in this prospectus.

Dividend Reinvestment Plan	Each holder of at least one full share of our common stock will be automatically enrolled in our dividend reinvestment plan, or the “DRIP.” Under the DRIP, distributions on shares of our common stock are automatically reinvested in additional shares of our common stock by SS&C GIDS, Inc. (the “DRIP administrator”) unless the holder opts out of the DRIP. Holders of our common stock who receive distributions in the form of additional shares of our common stock are nonetheless subject to the applicable federal, state, or local taxes on the reinvested distribution but will not receive a corresponding cash distribution with which to pay any applicable tax. The DRIP administrator (acting on our behalf) will primarily use newly issued, authorized shares of common stock to implement reinvestment of distributions under the DRIP. Distributions that are reinvested through the issuance of new shares increase our stockholders’ equity on which a management fee is payable to the Adviser. If we declare a distribution payable in cash, holders of shares of our common stock who opt out of participation in the DRIP (including those holders whose shares are held through a broker or other nominee who has opted out of participation in the DRIP) generally will receive such distributions in cash. See “Dividend Reinvestment Plan.”

Taxation

We will elect to be treated, and intend to qualify annually, for U.S. federal income tax purposes, as a RIC.

As a RIC, we generally are not required to pay U.S. federal income taxes on any ordinary income or capital gains that we receive from our portfolio investments and distribute to holders of our common stock. To qualify as a RIC and maintain our RIC status, we must meet specific source-of-income and asset diversification requirements and distribute in each of our taxable years at least 90% of the sum of our investment company taxable income and net tax-exempt interest, if any, to holders of our common stock. If, in any year, we fail to qualify as a RIC under U.S. federal income tax laws, we would be taxed as an ordinary corporation. In such circumstances, we could be required to recognize unrealized gains, pay substantial taxes, and make substantial distributions before re-qualifying as a RIC that is accorded special tax treatment. See “U.S. Federal Income Tax Matters.”

Risk Factors	Investing in our common stock involves risks. You should carefully consider the information set forth under the caption “Risk Factors” before deciding to invest in our common stock.

Available Information	We will be required to file periodic reports, proxy statements and other information with the SEC. This information is available on the SEC’s website at www.sec.gov. This information is available free of charge by writing us at Sound Point Meridian Capital, Inc., 375 Park Avenue, 34th Floor, New York, NY 10152, Attention: Investor Relations, by telephone at (212) 895-2293.

Risk Factors [Table Text Block]

Summary Risk Factors

The value of our assets, as well as the market price of shares of our common stock, will fluctuate. Our investments should be considered risky, and you may lose all or part of your investment in us. Investors should consider their financial situation and needs, other investments, investment goals, investment experience, time horizons, liquidity needs, and risk tolerance before investing in shares of our common stock. An investment in shares of our common stock may be speculative in that it involves a high degree of risk and should not be considered a complete investment program. We are designed primarily as a long-term investment vehicle, and our securities are not an appropriate investment for a short-term trading strategy. We can offer no assurance that returns, if any, on our investments will be commensurate with the risk of investment in us, nor can we provide any assurance that enough appropriate investments that meet our investment criteria will be available.

The following is a summary of certain principal risks of an investment in us. See “Risk Factors” for a more complete discussion of the risks of investing in shares of our common stock, including certain risks not summarized below.

●	No Prior Operating History. We were formed in May 2022 and are subject to all of the business risks and uncertainties associated with any new business, including the risk that we will not achieve our investment objective and that the value of your investment could decline substantially.

●	Key Personnel Risk. We are dependent upon the key personnel of the Adviser for our future success.

●	Conflicts of Interest Risk. Our executive officers and directors, and the Adviser and certain of its affiliates and their officers and employees, including the Investment Team, have several conflicts of interest as a result of the other activities in which they engage. See “Conflicts of Interest.”

●	Interest Rate Risk. The price of certain of our investments may be significantly affected by changes in interest rates. In the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses which may adversely affect our cash flow, fair value of its assets and operating results.

●	Prepayment Risk. The assets underlying the CLO securities in which we intend to invest are subject to prepayment by the underlying corporate borrowers. In addition, the CLO securities and related investments in which we intend to invest are subject to prepayment risk. If we or a CLO collateral manager are unable to reinvest prepaid amounts in a new investment with an expected rate of return at least equal to that of the investment repaid, our investment performance will be adversely impacted.

●

Benchmark Interest Rate Risk. The CLO debt securities in which we typically invest earn interest at, and obtain financing at, a floating rate, which has traditionally been based on the London Interbank Offered Rate (“LIBOR”). After June 30, 2023, all tenors of LIBOR have either ceased to be published or, in the case of 1-month, 3-month and 6-month U.S. dollar LIBOR settings, are no longer being published on a representative basis. As a result, the relevant credit markets have transitioned away from LIBOR to other benchmarks. The primary replacement rate for U.S. dollar LIBOR for loans and CLO debt securities is the Secured Overnight Financing Rate (“SOFR”), which measures the cost of overnight borrowings through repurchase agreement transactions collateralized by U.S. Treasury securities. As of January 1, 2022, all new issue CLO securities utilize SOFR as the LIBOR replacement rate. For CLOs issued prior to 2022, the use of LIBOR is being phased out as loan portfolios transition to utilizing the SOFR. As of the date hereof, certain legacy CLOs and senior secured loans have already transitioned to utilizing SOFR-based interest rates, but not all CLO debt securities have transitioned to such replacement rate. The ongoing risks associated with transitioning from LIBOR to term SOFR or an alternative benchmark rate may be difficult to assess or predict. To the extent that the rate utilized for senior secured loans held by a CLO differs from the rate utilized in calculating interest on the debt securities issued by the CLO, there is a basis risk between the two rates (e.g., SOFR or another benchmark rate or the 1-month term SOFR rate and the 3-month term SOFR rate). This means the CLO could experience an interest rate mismatch between its assets and liabilities, which could have an adverse impact on the cash flows distributed to CLO equity investors as well as our net investment income and portfolio returns until such mismatch is corrected or minimized, if at all, which would be expected to occur when both the underlying senior secured loans and the CLO securities utilize the same benchmark index rate. At this time, it is not possible to predict the full effects of the phasing out of LIBOR on U.S. senior secured loans, on CLO debt securities, and on the underlying assets of the specific CLOs in which we intend to invest.

●	Liquidity Risk. The market for CLO securities is more limited than the market for certain other credit related investments. As such, we may not be able to sell investments in CLO securities quickly, or at all. If we are able to sell such investments, the prices we receive may not reflect our assessment of their fair value or the amount paid for such investments by us.

●	Incentive Fee Risk. Our incentive fee structure and the formula for calculating the fee payable to the Adviser may incentivize the Adviser to pursue speculative investments and use leverage in a manner that adversely impacts our performance. In view of the catch-up provision applicable to income incentive fees under the Investment Advisory Agreement, the Adviser could potentially receive a significant portion of the increase in our investment income attributable to a general increase in interest rates.

●	Subordinated Securities. CLO equity and junior debt securities that we may acquire are subordinated to more senior tranches of CLO debt. CLO equity and junior debt securities are subject to greater risk of default relative to the holders of senior priority interests in the same CLO based on the structural subordination of the tranches of CLO securities.

●	High-Yield Investment Risk. The CLO equity securities that we intend to acquire are typically unrated and are therefore considered speculative with respect to timely payment of interest and repayment of principal. The senior secured loans held as collateral by CLOs are also typically higher-yield, sub-investment grade investments. Investing in CLO equity and junior debt securities and other high-yield investments involves greater credit and liquidity risk than investment grade obligations, which may adversely impact our performance.

●	Risks of Investing in CLOs and Other Structured Finance Securities. CLOs and other structured finance securities are generally backed by pools of loans and other credit assets as collateral. Accordingly, CLO and structured finance securities present risks similar to those of other types of credit investments, including default (credit), interest rate, and prepayment risks. In addition, CLOs and other structured finance securities are often governed by a complex series of legal documents and contracts, which may increase the risk of dispute over the interpretation and enforceability of such documents relative to other types of investments or limit the ability of an investor to enforce its rights and pursue remedies. There is also a risk that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO.

●	Leverage Risk. The use of leverage, whether directly through borrowing by us or indirectly through investments such as CLO equity securities that also involve leverage, may magnify our risk of loss. CLO equity and junior debt securities are very highly leveraged (with CLO equity securities typically being leveraged nine to 13 times), and therefore the CLO securities that we intend to invest are subject to a higher degree of loss since the use of leverage magnifies losses.

●	Credit Risk. If CLO securities that we invest in, an underlying loan owned by any such CLO, or any other credit investment in our portfolio declines in price or the obligor fails to pay principal, interest or other return when due because the issuer or debtor, as the case may be, experiences a decline in its financial performance or has other credit related issues, our income, NAV, and/or market price would be adversely impacted.

●	Fair Valuation of Our Portfolio Investments. Generally, there is a more limited public market for the CLO investments we target. As a result, we value these securities at least quarterly, or more frequently as may be required from time to time, at fair value. Our determinations of the fair value of our investments have a material impact on our net earnings through the recording of unrealized appreciation or depreciation of investments and may cause our NAV on a given date to understate or overstate, possibly materially, the value that we may ultimately realize on one or more of our investments.

●	Limited Investment Opportunities Risk. The market for CLO securities is more limited than the market for other credit related investments. We can offer no assurances that sufficient investment opportunities for our capital will be available.

●	Non-Diversification Risk. We are a non-diversified investment company under the 1940 Act and may hold a narrower range of investments than a diversified fund under the 1940 Act.

●	Market and Recessionary Risk. Political, regulatory, economic and social developments, and developments in the U.S. and globally, that impact specific economic sectors, industries, or segments of the market, can affect the value of our investments. A disruption or downturn in the capital markets and the credit markets could impair our ability to raise capital, reduce the availability of suitable investment opportunities for us, or adversely and materially affect the value of our investments, any of which would negatively affect our business.

●	Loan Accumulation Facilities Risk. We may invest in loan accumulation facilities, which are short to medium term debt facilities, often provided by the bank that will serve as placement agent or arranger on a CLO transaction, which acquire loans on an interim basis that are expected to form part of the portfolio of a future CLO. Investments in loan accumulation facilities have risks similar to those applicable to investments in CLOs. Leverage is typically utilized in such a facility and as such the potential risk of loss will be increased for such facilities employing leverage. In the event a planned CLO is not consummated, or the loans are not eligible for purchase by the CLO, we may be responsible for either holding or disposing of the loans. This could expose us primarily to credit and/or mark-to-market losses, and other risks.

●	Currency Risk. Although we intend to primarily make investments denominated in U.S. dollars, we may make investments denominated in other currencies. Our investments denominated in currencies other than U.S. dollars will be subject to the risk that the value of such currency will decrease in relation to the U.S. dollar.

●	Hedging Risk. Hedging transactions seeking to reduce risks may result in poorer overall performance than if we had not engaged in such hedging transactions, and they may also not properly hedge our risks.

●	Reinvestment Risk. CLOs will typically generate cash from asset repayments and sales that may be reinvested in substitute assets, subject to compliance with applicable investment tests. If the CLO collateral manager causes the CLO to purchase substitute assets at a lower yield than those initially acquired (for example, during periods of loan compression or as may be required to satisfy a CLO’s covenants) or sale proceeds are maintained temporarily in cash, it would reduce the excess interest-related cash flow, thereby having a negative effect on the fair value of our assets and the market value of our securities. In addition, the reinvestment period for a CLO may terminate early, which would cause the holders of the CLO’s securities to receive principal payments earlier than anticipated. There can be no assurance that we will be able to reinvest such amounts in an alternative investment that provides a comparable return relative to the credit risk assumed.

●	Refinancing Risk. If we incur debt financing and subsequently refinance such debt, the replacement debt may be at a higher cost and on less favorable terms and conditions. If we fail to extend, refinance, or replace such debt financings prior to their maturity on commercially reasonable terms, our liquidity will be lower than it would have been with the benefit of such financings, which would limit our ability to grow.

●	Tax Risk. If we fail to qualify for tax treatment as a RIC under Subchapter M of the Code for any reason, or become subject to corporate income tax, the resulting corporate taxes could substantially reduce our net assets, as well as the amount of income available for distributions, and the amount of such distributions, to our common stockholders and for payments to the holders of our other obligations.

●	Derivatives Risk. Derivative instruments in which we may invest may be volatile and involve various risks different from, and in certain cases greater than, the risks presented by other instruments. The primary risks related to Derivative Transactions include counterparty, correlation, liquidity, leverage, volatility, and OTC trading risks. In addition, a small investment in derivatives could have a large potential impact on our performance, imposing a form of investment leverage on our portfolio. In certain types of Derivative Transactions, we could lose the entire amount of our investment; in other types of Derivative Transactions, the potential loss is theoretically unlimited.

●	Counterparty Risk. We may be exposed to counterparty risk, which could make it difficult for us or the CLOs in which we invest to collect on obligations, thereby resulting in potentially significant losses.

●	Global Economy Risk. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region, or financial market.

●	Closed-End Fund Risk. Shares of common stock of closed-end management investment companies that are listed on an exchange frequently trade at a discount to their NAV. If our common stock trades at a discount to our NAV, it will likely increase the risk of loss for purchasers in this offering.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

The following are our outstanding classes of securities as of June 11, 2024:

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Us or for Our Account	(4) Amount Outstanding Exclusive of Amounts Shown Under (3)
Common stock, par value $0.001 per share	450,000,000 shares	10,000	449,990,999
Preferred stock, par value $0.001 per share	50,000,000 shares	0	50,000,000

No Prior Operating History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	No Prior Operating History. We were formed in May 2022 and are subject to all of the business risks and uncertainties associated with any new business, including the risk that we will not achieve our investment objective and that the value of your investment could decline substantially.

Key Personnel Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Key Personnel Risk. We are dependent upon the key personnel of the Adviser for our future success.

Conflicts Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Conflicts of Interest Risk. Our executive officers and directors, and the Adviser and certain of its affiliates and their officers and employees, including the Investment Team, have several conflicts of interest as a result of the other activities in which they engage. See “Conflicts of Interest.”

Interest Rate Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Interest Rate Risk. The price of certain of our investments may be significantly affected by changes in interest rates. In the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses which may adversely affect our cash flow, fair value of its assets and operating results.

Prepayment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Prepayment Risk. The assets underlying the CLO securities in which we intend to invest are subject to prepayment by the underlying corporate borrowers. In addition, the CLO securities and related investments in which we intend to invest are subject to prepayment risk. If we or a CLO collateral manager are unable to reinvest prepaid amounts in a new investment with an expected rate of return at least equal to that of the investment repaid, our investment performance will be adversely impacted.

Benchmark Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●

Benchmark Interest Rate Risk. The CLO debt securities in which we typically invest earn interest at, and obtain financing at, a floating rate, which has traditionally been based on the London Interbank Offered Rate (“LIBOR”). After June 30, 2023, all tenors of LIBOR have either ceased to be published or, in the case of 1-month, 3-month and 6-month U.S. dollar LIBOR settings, are no longer being published on a representative basis. As a result, the relevant credit markets have transitioned away from LIBOR to other benchmarks. The primary replacement rate for U.S. dollar LIBOR for loans and CLO debt securities is the Secured Overnight Financing Rate (“SOFR”), which measures the cost of overnight borrowings through repurchase agreement transactions collateralized by U.S. Treasury securities. As of January 1, 2022, all new issue CLO securities utilize SOFR as the LIBOR replacement rate. For CLOs issued prior to 2022, the use of LIBOR is being phased out as loan portfolios transition to utilizing the SOFR. As of the date hereof, certain legacy CLOs and senior secured loans have already transitioned to utilizing SOFR-based interest rates, but not all CLO debt securities have transitioned to such replacement rate. The ongoing risks associated with transitioning from LIBOR to term SOFR or an alternative benchmark rate may be difficult to assess or predict. To the extent that the rate utilized for senior secured loans held by a CLO differs from the rate utilized in calculating interest on the debt securities issued by the CLO, there is a basis risk between the two rates (e.g., SOFR or another benchmark rate or the 1-month term SOFR rate and the 3-month term SOFR rate). This means the CLO could experience an interest rate mismatch between its assets and liabilities, which could have an adverse impact on the cash flows distributed to CLO equity investors as well as our net investment income and portfolio returns until such mismatch is corrected or minimized, if at all, which would be expected to occur when both the underlying senior secured loans and the CLO securities utilize the same benchmark index rate. At this time, it is not possible to predict the full effects of the phasing out of LIBOR on U.S. senior secured loans, on CLO debt securities, and on the underlying assets of the specific CLOs in which we intend to invest.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Liquidity Risk. The market for CLO securities is more limited than the market for certain other credit related investments. As such, we may not be able to sell investments in CLO securities quickly, or at all. If we are able to sell such investments, the prices we receive may not reflect our assessment of their fair value or the amount paid for such investments by us.

Incentive Fee Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Incentive Fee Risk. Our incentive fee structure and the formula for calculating the fee payable to the Adviser may incentivize the Adviser to pursue speculative investments and use leverage in a manner that adversely impacts our performance. In view of the catch-up provision applicable to income incentive fees under the Investment Advisory Agreement, the Adviser could potentially receive a significant portion of the increase in our investment income attributable to a general increase in interest rates.

Subordinated Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Subordinated Securities. CLO equity and junior debt securities that we may acquire are subordinated to more senior tranches of CLO debt. CLO equity and junior debt securities are subject to greater risk of default relative to the holders of senior priority interests in the same CLO based on the structural subordination of the tranches of CLO securities.

High Yield Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	High-Yield Investment Risk. The CLO equity securities that we intend to acquire are typically unrated and are therefore considered speculative with respect to timely payment of interest and repayment of principal. The senior secured loans held as collateral by CLOs are also typically higher-yield, sub-investment grade investments. Investing in CLO equity and junior debt securities and other high-yield investments involves greater credit and liquidity risk than investment grade obligations, which may adversely impact our performance.

Risks Of Investing In C L Os And Other Structured Finance Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Risks of Investing in CLOs and Other Structured Finance Securities. CLOs and other structured finance securities are generally backed by pools of loans and other credit assets as collateral. Accordingly, CLO and structured finance securities present risks similar to those of other types of credit investments, including default (credit), interest rate, and prepayment risks. In addition, CLOs and other structured finance securities are often governed by a complex series of legal documents and contracts, which may increase the risk of dispute over the interpretation and enforceability of such documents relative to other types of investments or limit the ability of an investor to enforce its rights and pursue remedies. There is also a risk that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Leverage Risk. The use of leverage, whether directly through borrowing by us or indirectly through investments such as CLO equity securities that also involve leverage, may magnify our risk of loss. CLO equity and junior debt securities are very highly leveraged (with CLO equity securities typically being leveraged nine to 13 times), and therefore the CLO securities that we intend to invest are subject to a higher degree of loss since the use of leverage magnifies losses.

Credit Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Credit Risk. If CLO securities that we invest in, an underlying loan owned by any such CLO, or any other credit investment in our portfolio declines in price or the obligor fails to pay principal, interest or other return when due because the issuer or debtor, as the case may be, experiences a decline in its financial performance or has other credit related issues, our income, NAV, and/or market price would be adversely impacted.

Fair Valuation Of Our Portfolio Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Fair Valuation of Our Portfolio Investments. Generally, there is a more limited public market for the CLO investments we target. As a result, we value these securities at least quarterly, or more frequently as may be required from time to time, at fair value. Our determinations of the fair value of our investments have a material impact on our net earnings through the recording of unrealized appreciation or depreciation of investments and may cause our NAV on a given date to understate or overstate, possibly materially, the value that we may ultimately realize on one or more of our investments.

Limited Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Limited Investment Opportunities Risk. The market for CLO securities is more limited than the market for other credit related investments. We can offer no assurances that sufficient investment opportunities for our capital will be available.

Non Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Non-Diversification Risk. We are a non-diversified investment company under the 1940 Act and may hold a narrower range of investments than a diversified fund under the 1940 Act.

Market And Recessionary Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Market and Recessionary Risk. Political, regulatory, economic and social developments, and developments in the U.S. and globally, that impact specific economic sectors, industries, or segments of the market, can affect the value of our investments. A disruption or downturn in the capital markets and the credit markets could impair our ability to raise capital, reduce the availability of suitable investment opportunities for us, or adversely and materially affect the value of our investments, any of which would negatively affect our business.

Loan Accumulation Facilities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Loan Accumulation Facilities Risk. We may invest in loan accumulation facilities, which are short to medium term debt facilities, often provided by the bank that will serve as placement agent or arranger on a CLO transaction, which acquire loans on an interim basis that are expected to form part of the portfolio of a future CLO. Investments in loan accumulation facilities have risks similar to those applicable to investments in CLOs. Leverage is typically utilized in such a facility and as such the potential risk of loss will be increased for such facilities employing leverage. In the event a planned CLO is not consummated, or the loans are not eligible for purchase by the CLO, we may be responsible for either holding or disposing of the loans. This could expose us primarily to credit and/or mark-to-market losses, and other risks.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Currency Risk. Although we intend to primarily make investments denominated in U.S. dollars, we may make investments denominated in other currencies. Our investments denominated in currencies other than U.S. dollars will be subject to the risk that the value of such currency will decrease in relation to the U.S. dollar.

Hedging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Hedging Risk. Hedging transactions seeking to reduce risks may result in poorer overall performance than if we had not engaged in such hedging transactions, and they may also not properly hedge our risks.

Reinvestment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Reinvestment Risk. CLOs will typically generate cash from asset repayments and sales that may be reinvested in substitute assets, subject to compliance with applicable investment tests. If the CLO collateral manager causes the CLO to purchase substitute assets at a lower yield than those initially acquired (for example, during periods of loan compression or as may be required to satisfy a CLO’s covenants) or sale proceeds are maintained temporarily in cash, it would reduce the excess interest-related cash flow, thereby having a negative effect on the fair value of our assets and the market value of our securities. In addition, the reinvestment period for a CLO may terminate early, which would cause the holders of the CLO’s securities to receive principal payments earlier than anticipated. There can be no assurance that we will be able to reinvest such amounts in an alternative investment that provides a comparable return relative to the credit risk assumed.

Refinancing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Refinancing Risk. If we incur debt financing and subsequently refinance such debt, the replacement debt may be at a higher cost and on less favorable terms and conditions. If we fail to extend, refinance, or replace such debt financings prior to their maturity on commercially reasonable terms, our liquidity will be lower than it would have been with the benefit of such financings, which would limit our ability to grow.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Tax Risk. If we fail to qualify for tax treatment as a RIC under Subchapter M of the Code for any reason, or become subject to corporate income tax, the resulting corporate taxes could substantially reduce our net assets, as well as the amount of income available for distributions, and the amount of such distributions, to our common stockholders and for payments to the holders of our other obligations.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Derivatives Risk. Derivative instruments in which we may invest may be volatile and involve various risks different from, and in certain cases greater than, the risks presented by other instruments. The primary risks related to Derivative Transactions include counterparty, correlation, liquidity, leverage, volatility, and OTC trading risks. In addition, a small investment in derivatives could have a large potential impact on our performance, imposing a form of investment leverage on our portfolio. In certain types of Derivative Transactions, we could lose the entire amount of our investment; in other types of Derivative Transactions, the potential loss is theoretically unlimited.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Counterparty Risk. We may be exposed to counterparty risk, which could make it difficult for us or the CLOs in which we invest to collect on obligations, thereby resulting in potentially significant losses.

Global Economy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Global Economy Risk. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region, or financial market.

Closed End Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Closed-End Fund Risk. Shares of common stock of closed-end management investment companies that are listed on an exchange frequently trade at a discount to their NAV. If our common stock trades at a discount to our NAV, it will likely increase the risk of loss for purchasers in this offering.

Common Stock Par Value [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common stock, par value $0.001 per share
Outstanding Security, Authorized [Shares]	450,000,000
Outstanding Security, Held [Shares]	10,000
Outstanding Security, Not Held [Shares]	449,990,999
Preferred Stock Par Value [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Preferred stock, par value $0.001 per share
Outstanding Security, Authorized [Shares]	50,000,000
Outstanding Security, Held [Shares]	0
Outstanding Security, Not Held [Shares]	50,000,000
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	375 Park Avenue
Entity Address, Address Line Two	34th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10152
Contact Personnel Name	Wendy Ruberti

[1]	The Adviser or its affiliates will pay the full amount of the sales load of 6.00% of the gross proceeds raised in connection with this public offering (excluding shares sold to our board of directors, the Adviser, its affiliates, employees of the Adviser and its affiliates and certain other persons if agreed with the underwriters) and an additional fee for structuring the syndicate equal to (1) 0.75% of the gross proceeds, excluding proceeds from certain investors and their affiliates, plus (2) 0.50% of the gross proceeds raised from those certain investors and their affiliates, subject to a maximum fee of $250,000 on such gross proceeds. Assuming the issuance of 3,750,000 shares in connection with this offering, the sales load and the structuring fee may be up to an aggregate amount of $ . Because the sales load and the structuring fee are paid solely by the Adviser or its affiliates (and not by us), is the sales load and the structuring fee are not reflected in the table above and will not reduce the NAV per share of our common stock. See “Underwriting.”
[2]	The expenses of administering the DRIP are included in “other expenses.” If a participant elects by written notice to the DRIP administrator prior to termination of his or her account to have the DRIP administrator sell part or all of the shares held by the DRIP administrator in the participant’s account and remit the proceeds to the participant, the DRIP administrator is authorized to deduct a $0.03 per share brokerage commission from the proceeds. See “Dividend Reinvestment Plan.”
[3]	Amount reflects offering expenses of $300,000. The Adviser has agreed that it or its affiliates will pay any remaining amounts. The Adviser or its affiliates will also pay all of our organizational expenses. The aggregate organizational expenses (excluding the sales load) are estimated to be approximately $580,000. In addition, the Adviser or its affiliates may be responsible for reimbursement of up to a maximum of $50,000 of the underwriters’ costs and expenses.
[4]	We have agreed to pay the Adviser as compensation under the Investment Advisory Agreement a base management fee at an annual rate of 1.75% of our Total Equity Base which is calculated and payable quarterly in arrears. “Total Equity Base” means the net asset value attributable to the common stock (prior to the application of the base management fee or incentive fee) and the paid-in or stated capital of the preferred interests in us (howsoever called), if any.
[5]	Assumes that we incur borrowings in an amount up to 27.4% of our total assets (as determined immediately after the borrowing is incurred) with an assumed interest rate of 8.70% per annum, based on current market rates.
[6]	We have agreed to pay the Adviser as compensation under the Investment Advisory Agreement a quarterly incentive fee equal to 20% of our Pre-Incentive Fee Net Investment Income for the immediately preceding calendar quarter, subject to a quarterly preferred return, or hurdle, of 2.00% (8.00% annualized) and a catch-up feature. Pre-Incentive Fee Net Investment Income includes, in the case of investments with a deferred interest feature (such as original issue discount, payment-in-kind interest and zero coupon securities), accrued income that we have not yet received in cash. No incentive fee is payable to the Adviser on capital gains whether realized or unrealized. The incentive fee is paid to the Adviser as follows:
[7]	Investors will bear indirectly the fees and expenses (including management fees and other operating expenses) of the CLO equity securities in which we invest.